Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting
Segment Reporting

Note 18. Segment Reporting

We evaluate our results from operations by our two major business segments — Real Estate Ownership and Investment Management (Note 1). Effective April 1, 2012, we include cash distributions and deferred revenue received and earned from the operating partnerships of CPA®:16 – Global, CPA®:17 – Global and CWI in our Real Estate Ownership segment. Effective January 1, 2011, we include our equity investments in the Managed REITs in our Real Estate Ownership segment. The equity income or loss from the Managed REITs that is now included in our Real Estate Ownership segment represents our proportionate share of the revenue less expenses of the net-leased properties held by the Managed REITS. This treatment is consistent with that of our directly-owned properties. Results of operations for the prior years have been reclassified to conform to the current year presentation. The following table presents a summary of comparative results of these business segments (in thousands):

	Years Ended December 31,
	2012	2011	2010
Real Estate Ownership (a)
Revenues	$145,685	$81,475	$65,289
Operating expenses (b)	(102,321)	(39,264)	(30,593)
Interest expense	(50,290)	(21,675)	(15,539)
Other, net (c)	83,436	82,911	30,131
Provision for income taxes	(4,012)	(2,243)	(2,192)
Income from continuing operations attributable to W. P. Carey	$72,498	$101,204	$47,096
Investment Management
Revenues (d)	$223,180	$242,647	$191,890
Operating expenses (d)	(207,050)	(157,572)	(133,683)
Other, net (e)	3,878	2,695	2,559
Provision for income taxes	(2,771)	(34,971)	(23,660)
Income from continuing operations attributable to W. P. Carey	$17,237	$52,799	$37,106
Total Company
Revenues (d)	$368,865	$324,122	$257,179
Operating expenses (d)	(309,371)	(196,836)	(164,276)
Interest expense	(50,290)	(21,675)	(15,539)
Other, net (c) (e)	87,314	85,606	32,690
Provision for income taxes	(6,783)	(37,214)	(25,852)
Income from continuing operations attributable to W. P. Carey	$89,735	$154,003	$84,202

	Total Long-Lived Assets at (f)		Total Assets at
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Real Estate Ownership	$4,236,993	$1,273,521	$4,484,821	$1,334,066
Investment Management	69,258	70,369	124,221	128,557
Total Company	$4,306,251	$1,343,890	$4,609,042	$1,462,623

__________

  Included within the Real Estate Ownership segment is our total investment in shares of CPA®:16 – Global, which represented approximately 6.8% of our total assets at December 31, 2012 (Note 7).
  Includes expenses incurred of $31.7 million related to the Merger for the year ended December 31, 2012.
  Includes Other interest income, Income from equity investments in real estate and the Managed REITs, Gain on change in control of interests, Other income and (expenses), and Net income attributable to noncontrolling interests.
  Included in revenues and operating expenses are reimbursable costs from affiliates totaling $98.2 million, $64.8 million and $60.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.
  Includes Other interest income, Other income and (expenses), Net loss attributable to noncontrolling interests and Net loss (income) attributable to redeemable noncontrolling interest.
  Long-lived assets include Net investments in real estate, Goodwill and Intangible assets, net.

At December 31, 2012, our international investments within our Real Estate Ownership segment were comprised of investments in France, Poland, Germany, Spain, Belgium, Finland, Netherlands and the United Kingdom. None of these countries comprised more than 10% of our total revenues or total assets at December 31, 2012. The following tables present information about these investments (in thousands):

Year Ended December 31, 2012	Domestic	Foreign (a)	Total
Revenues	$115,572	$30,113	$145,685
Operating expenses	(99,801)	(2,520)	(102,321)
Interest expense	(38,759)	(11,531)	(50,290)
Other, net (b) (c)	76,830	6,606	83,436
Provision for income taxes	(2,697)	(1,315)	(4,012)
Income from continuing operations attributable to W. P. Carey	$51,145	$21,353	$72,498
Total assets	$3,527,918	$956,903	$4,484,821
Total long-lived assets (d)	$3,361,197	$875,796	$4,236,993

Year Ended December 31, 2011	Domestic	Foreign (a)	Total
Revenues	$71,746	$9,729	$81,475
Operating expenses	(34,405)	(4,859)	(39,264)
Interest expense	(19,980)	(1,695)	(21,675)
Other, net (c)	76,735	6,176	82,911
Provision for income taxes	(2,135)	(108)	(2,243)
Income from continuing operations attributable to W. P. Carey	$91,961	$9,243	$101,204
Total assets	$1,258,544	$75,522	$1,334,066
Total long-lived assets (d)	$1,203,474	$70,047	$1,273,521

Year Ended December 31, 2010	Domestic	Foreign (a)	Total
Revenues	$57,583	$7,706	$65,289
Operating expenses	(26,851)	(3,742)	(30,593)
Interest expense	(13,797)	(1,742)	(15,539)
Other, net (c)	26,188	3,943	30,131
Provision for income taxes	(2,162)	(30)	(2,192)
Income from continuing operations attributable to W. P. Carey	$40,961	$6,135	$47,096
Total assets	$965,418	$82,987	$1,048,405
Total long-lived assets (d)	$961,298	$73,447	$1,034,745

__________

  All years include operations in France, Germany, Poland and Spain. The year ended December 31, 2012 also includes operations in Belgium, Finland, the Netherlands and the United Kingdom through properties acquired from CPA®:15 in the Merger.
  Amount for the year ended December 31, 2012 includes our $15.1 million share of the net gain recognized by a jointly-owned entity in connection with selling its interests in the Médica investment.
  Includes Other interest income, Income from equity investments in real estate and the Managed REITs, Gain on change in control of interests, Other income and (expenses), and Net income attributable to noncontrolling interests.
  Consists of Net investments in real estate, Goodwill and Intangible assets, net, as applicable.